Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Pension and postretirement benefits	$ 1,208	$ 2,111
Deferred compensation	973	1,452
Restructuring related and other reserves	6	1,841
Operating lease liabilities	10,314
Alternative minimum tax and net operating loss carryforward	19,529	4
Inventory	4,161	5,223
Intangible assets and goodwill	4,744	5,561
Other, net	1,741	11,227
Deferred tax assets before valuation allowance	42,676	27,419
Valuation allowance	(14,344)	(10,842)
Total deferred tax assets	28,332	16,577
Deferred tax liabilities:
Depreciation	4,394	5,372
Excess of book basis over tax basis in investments	318	225
Convertible debt discount	15,140	16,834
Other, net	421	425
Total deferred tax liabilities	30,573	22,856
Net deferred tax liabilities	(2,241)	$ (6,279)
Deferred Tax Liabilities, Leasing Arrangements	$ 10,300